Calamos Growth Fund
Calamos Growth Fund
Investment Objective
Calamos Growth Fund’s investment objective is long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Growth Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Growth Fund	Class A	Class B	Class C
Management Fees	0.81%	0.81%	0.81%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Operating Expenses	1.26%	2.01%	2.01%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Growth Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		597	704	304
3 Years		856	930	630
5 Years		1,134	1,283	1,083
10 Years		1,925	2,144	2,337
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		597	204	204
3 Years		856	630	630
5 Years		1,134	1,083	1,083
10 Years		1,925	2,144	2,337

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84.7% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. The Fund currently anticipates that substantially all of its portfolio will consist of securities of companies with large and mid-sized market capitalizations. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Mid-Sized Company Risk — Mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 21.23% (6.30.09) Worst Quarter: -28.42% (12.31.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos Growth Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes Class A	Sep. 04, 1990	(13.38%)	(0.57%)	4.27%	12.83%
Return Before Taxes Class B	Sep. 11, 2000	(14.05%)	(0.69%)	4.15%	2.47%
Return Before Taxes Class C	Sep. 03, 1996	(10.60%)	(0.35%)	3.99%	11.61%
Return After Taxes on Distributions Class A	Sep. 04, 1990	(13.96%)	(1.06%)	3.89%	11.32%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Sep. 04, 1990	(7.93%)	(0.44%)	3.74%	10.92%
Calamos Funds (Class A, B and C) S&P 500 Index		2.11%	(0.25%)	2.92%	8.83%
Calamos Funds (Class A, B and C) Russell Midcap® Growth Index		(1.65%)	2.44%	5.29%	9.88%
Calamos Funds (Class A, B and C) Russell 3000® Growth Index		2.18%	2.46%	2.74%	8.06%

The Russell Midcap® Growth Index and Russell 3000® Growth Index measure the performance of those Russell Midcap companies with higher price-to-book ratios and higher growth values. The Russell Midcap® Growth Index and Russell 3000® Growth Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.
Calamos Value Fund
Calamos Value Fund
Investment Objective
Calamos Value Fund’s investment objective is long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Value Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Value Fund		Class A	Class B	Class C
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	1.00%
Other Expenses		0.43%	0.43%	0.43%
Total Annual Operating Expenses		1.68%	2.43%	2.43%
Expense Reimbursement	[1]	(0.53%)	(0.53%)	(0.53%)
Total Annual Operating Expenses After Reimbursement		1.15%	1.90%	1.90%
[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Value Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		587	693	293
3 Years		913	989	689
5 Years		1,281	1,430	1,230
10 Years		2,312	2,525	2,711
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		587	193	193
3 Years		913	689	689
5 Years		1,281	1,230	1,230
10 Years		2,312	2,525	2,711

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.4% of the average value of its portfolio.
Principal Investment Strategies

The Fund anticipates that it will invest primarily in equity securities issued by U.S. companies. The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out stocks that, in the investment adviser’s opinion, are undervalued according to certain financial measurements of their intrinsic value (such as the present value of the company’s future free cash flow). The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).
  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 24.21% (6.30.09) Worst Quarter: -23.14% (12.31.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos Value Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	SINCE INCEPTION
Return Before Taxes Class A	Jan. 02, 2002	(9.80%)	(3.66%)	2.03%
Return Before Taxes Class B	Jan. 02, 2002	(10.74%)	(3.79%)	1.92%
Return Before Taxes Class C	Jan. 02, 2002	(6.89%)	(3.43%)	1.77%
Return After Taxes on Distributions Class A	Jan. 02, 2002	(9.80%)	(3.87%)	1.78%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Jan. 02, 2002	(6.37%)	(3.04%)	1.77%
Calamos Funds (Class A, B and C) Russell 1000® Value Index		0.39%	(2.64%)	3.86%

Calamos Blue Chip Fund
Calamos Blue Chip Fund
Investment Objective
Calamos Blue Chip Fund’s investment objective is long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Blue Chip Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Blue Chip Fund		Class A	Class B	Class C
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	1.00%
Other Expenses		0.32%	0.32%	0.32%
Total Annual Operating Expenses		1.57%	2.32%	2.32%
Expense Reimbursement	[1]	(0.42%)	(0.42%)	(0.42%)
Total Annual Operating Expenses After Reimbursement		1.15%	1.90%	1.90%
[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.15%, 1.90% and 1.90% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Blue Chip Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		587	693	293
3 Years		895	970	670
5 Years		1,239	1,389	1,189
10 Years		2,208	2,424	2,613
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		587	193	193
3 Years		895	670	670
5 Years		1,239	1,189	1,189
10 Years		2,208	2,424	2,613

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.5% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in equity securities issued by U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies. For this purpose, a Blue Chip company is one whose stock is included in the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average or a company with a market capitalization of at least $2 billion, and that the Fund’s investment adviser believes is well established, well known and financially viable (usually with at least four consecutive quarters of as-reported earnings, excluding discontinued operations and extraordinary items). The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out a portfolio that opportunistically blends “Blue Chip” growth and value companies, with a bias toward companies that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Value Stock Risk — Value stocks involve the risk that they may never reach what the underlying funds’ investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 18.03% (6.30.09) Worst Quarter: -21.92% (12.31.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos Blue Chip Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	SINCE INCEPTION
Return Before Taxes Class A	Dec. 01, 2003	(10.79%)	(1.41%)	2.50%
Return Before Taxes Class B	Dec. 01, 2003	(11.68%)	(1.59%)	2.35%
Return Before Taxes Class C	Dec. 01, 2003	(7.95%)	(1.20%)	2.35%
Return After Taxes on Distributions Class A	Dec. 01, 2003	(10.79%)	(1.63%)	2.35%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Dec. 01, 2003	(7.02%)	(1.18%)	2.16%
S&P 500 Index		2.11%	(0.25%)	4.11%
Russell 1000® Growth Index		2.64%	2.50%	4.36%

The Russell 1000® Growth Index measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Calamos Discovery Growth Fund
Calamos Discovery Growth Fund
Investment Objective
Calamos Discovery Growth Fund’s investment objective is long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares does the Fund offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Discovery Growth Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Discovery Growth Fund		Class A	Class B	Class C
Management Fees		1.00%	1.00%	1.00%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	1.00%
Other Expenses		0.59%	0.61%	0.60%
Total Annual Operating Expenses		1.84%	2.61%	2.60%
Expense Reimbursement	[1]	(0.33%)	(0.35%)	(0.34%)
Total Annual Operating Expenses After Reimbursement		1.51%	2.26%	2.26%
[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.50%, 2.25% and 2.25% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Discovery Growth Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		621	729	329
3 Years		984	1,066	765
5 Years		1,382	1,543	1,340
10 Years		2,494	2,722	2,902
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		621	229	229
3 Years		984	766	765
5 Years		1,382	1,343	1,340
10 Years		2,494	2,722	2,902

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.1% of the average value of its portfolio.
Principal Investment Strategies

The Fund will invest substantially all of its assets in a diversified portfolio of equity investments in small and mid-cap issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 2500 Growth Index at the time of investment. The Fund may invest up to 25% of its net assets in foreign securities.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stock. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in the U.S. markets.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 15.41% (3.31.11) Worst Quarter: -27.86% (9.30.11)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12.31.11
Average Annual Total Returns Calamos Discovery Growth Fund	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Return Before Taxes Class A	Jun. 01, 2010	(15.57%)	4.99%
Return Before Taxes Class B	Jun. 01, 2010	(16.41%)	5.03%
Return Before Taxes Class C	Jun. 01, 2010	(12.89%)	7.47%
Return After Taxes on Distributions Class A	Jun. 01, 2010	(15.57%)	4.97%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Jun. 01, 2010	(10.12%)	4.24%
Calamos Funds (Class A, B and C) Russell 2500 Growth® Index		(1.57%)	14.62%

Calamos International Growth Fund
Calamos International Growth Fund
Investment Objective
Calamos International Growth Fund’s investment objective is long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos International Growth Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos International Growth Fund		Class A	Class B	Class C
Management Fees	[1]	1.12%	1.12%	1.12%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	1.00%
Other Expenses		0.21%	0.21%	0.21%
Total Annual Operating Expenses		1.58%	2.33%	2.33%
Expense Reimbursement	[2]	(0.17%)	(0.17%)	(0.17%)
Total Annual Operating Expenses After Reimbursement		1.41%	2.16%	2.16%
[1]	(subject to performance adjustment)
[2]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.40%, 2.15% and 2.15% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos International Growth Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		612	719	319
3 Years		929	1,005	705
5 Years		1,274	1,424	1,224
10 Years		2,246	2,461	2,648
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		612	219	219
3 Years		929	705	705
5 Years		1,274	1,224	1,224
10 Years		2,246	2,461	2,648

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.6% of the average value of its portfolio.
Principal Investment Strategies

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer some of the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.
  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 29.02% (6.30.09) Worst Quarter: -26.31% (12.31.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one and five-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos International Growth Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	SINCE INCEPTION
Return Before Taxes Class A	Mar. 16, 2005	(10.12%)	1.47%	6.74%
Return Before Taxes Class B	Mar. 16, 2005	(11.03%)	1.32%	6.70%
Return Before Taxes Class C	Mar. 16, 2005	(7.29%)	1.69%	6.70%
Return After Taxes on Distributions Class A	Mar. 16, 2005	(10.08%)	1.44%	6.70%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Mar. 16, 2005	(6.54%)	1.35%	5.96%
MSCI EAFE Growth Index		(11.82%)	(2.81%)	2.50%

Calamos Evolving World Growth Fund
Calamos Evolving World Growth Fund
Investment Objective
Calamos Evolving World Growth Fund’s investment objective is long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Evolving World Growth Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Evolving World Growth Fund	Class A	Class B	Class C
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.23%	0.24%	0.24%
Total Annual Operating Expenses	1.58%	2.34%	2.34%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Evolving World Growth Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		628	737	337
3 Years		950	1,030	730
5 Years		1,294	1,450	1,250
10 Years		2,263	2,486	2,676
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		628	237	237
3 Years		950	730	730
5 Years		1,294	1,250	1,250
10 Years		2,263	2,486	2,676

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67.4% of the average value of its portfolio.
Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are incorporated in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible or debt securities of companies, regardless of where they are incorporated, if the Fund’s investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser’s opinion, offer the best opportunities for growth. The Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.
  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 24.05% (6.30.09) Worst Quarter: -17.08% (9.30.11)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos Evolving World Growth Fund	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Return Before Taxes Class A	Aug. 15, 2008	(12.95%)	4.67%
Return Before Taxes Class B	Aug. 15, 2008	(13.86%)	4.60%
Return Before Taxes Class C	Aug. 15, 2008	(10.17%)	5.41%
Return After Taxes on Distributions Class A	Aug. 15, 2008	(12.92%)	4.58%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Aug. 15, 2008	(8.39%)	3.98%
MSCI Emerging Markets Index		(18.17%)	0.83%

Calamos Global Equity Fund
Calamos Global Equity Fund
Investment Objective
Calamos Global Equity Fund’s investment objective is long-term capital growth.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Global Equity Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Global Equity Fund		Class A	Class B	Class C
Management Fees	[1]	1.09%	1.09%	1.09%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	1.00%
Other Expenses		0.32%	0.33%	0.32%
Total Annual Operating Expenses		1.66%	2.42%	2.41%
Expense Reimbursement	[2]	(0.25%)	(0.26%)	(0.25%)
Total Annual Operating Expenses After Reimbursement		1.41%	2.16%	2.16%
[1]	(subject to performance adjustment)
[2]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 1.40%, 2.15% and 2.15% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Global Equity Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		612	719	319
3 Years		942	1,021	719
5 Years		1,304	1,458	1,254
10 Years		2,320	2,541	2,720
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		612	219	219
3 Years		942	721	719
5 Years		1,304	1,258	1,254
10 Years		2,320	2,541	2,720

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58.8% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities, including convertible securities convertible into equity securities.

The Fund’s portfolio may include securities of well-established companies with large market capitalizations as well as small, unseasoned companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization greater than $1 billion, up to $25 billion. Generally, a small cap company is defined by the investment adviser as having a market capitalization of up to $1 billion.

The Fund anticipates that, under normal circumstances, the investment adviser’s process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Although not a principal investment strategy, the Fund may invest in securities of issuers in emerging markets to a significant extent.

In its fundamental analysis, the Fund’s investment adviser typically considers the company’s financial soundness, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Value Stock Risk — Value stocks involve the risk that they may never reach what the Fund’s investment adviser believes is their full market value. Additionally, because different types of stocks tend to shift in and out of favor depending on market conditions, a value fund’s performance may sometimes be higher or lower than that of other types of funds (such as those emphasizing growth stocks).
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.
  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.
  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 23.76% (6.30.09) Worst Quarter: -23.50% (12.31.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos Global Equity Fund	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Return Before Taxes Class A	Mar. 01, 2007	(7.56%)	3.45%
Return Before Taxes Class B	Mar. 01, 2007	(8.52%)	3.35%
Return Before Taxes Class C	Mar. 01, 2007	(4.60%)	3.73%
Return After Taxes on Distributions Class A	Mar. 01, 2007	(7.56%)	3.18%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Mar. 01, 2007	(4.91%)	2.80%
MSCI World Index		(5.02%)	(1.90%)

Calamos Growth and Income Fund
Calamos Growth and Income Fund
Investment Objective
Calamos Growth and Income Fund’s investment objective is high long-term total return through growth and current income.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Growth and Income Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Growth and Income Fund	Class A	Class B	Class C
Management Fees	0.67%	0.67%	0.67%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.16%	0.16%	0.16%
Total Annual Operating Expenses	1.08%	1.83%	1.83%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Growth and Income Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		580	686	286
3 Years		802	876	576
5 Years		1,042	1,191	991
10 Years		1,729	1,951	2,148
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		580	186	186
3 Years		802	576	576
5 Years		1,042	991	991
10 Years		1,729	1,951	2,148

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.1% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 15.12% (9.30.09) Worst Quarter: -14.68% (12.31.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos Growth and Income Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes Class A	Sep. 22, 1988	(5.50%)	1.89%	5.75%	11.23%
Return Before Taxes Class B	Sep. 11, 2000	(6.41%)	1.74%	5.63%	5.48%
Return Before Taxes Class C	Aug. 05, 1996	(2.51%)	2.12%	5.47%	9.90%
Return After Taxes on Distributions Class A	Sep. 22, 1988	(5.77%)	1.29%	4.99%	9.31%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Sep. 22, 1988	(3.40%)	1.47%	4.75%	9.00%
Calamos Funds (Class A, B and C) S&P 500 Index		2.11%	(0.25%)	2.92%	9.23%
Calamos Funds (Class A, B and C) BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index		(3.42%)	2.93%	5.35%	8.81%

The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Calamos Global Growth and Income Fund
Calamos Global Growth and Income Fund
Investment Objective
Calamos Global Growth and Income Fund’s investment objective is high long-term total return through capital appreciation and current income.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Global Growth and Income Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Global Growth and Income Fund	Class A	Class B	Class C
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.12%	0.12%	0.12%
Total Annual Operating Expenses	1.32%	2.07%	2.07%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Global Growth and Income Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		603	710	310
3 Years		874	949	649
5 Years		1,165	1,314	1,114
10 Years		1,990	2,209	2,401
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		603	210	210
3 Years		874	649	649
5 Years		1,165	1,114	1,114
10 Years		1,990	2,209	2,401

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.1% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

The Fund anticipates that under normal circumstances its investment adviser’s investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 14.17% (6.30.09) Worst Quarter: -14.44% (12.31.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos Global Growth and Income Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes Class A	Sep. 09, 1996	(7.16%)	0.90%	6.17%	8.19%
Return Before Taxes Class B	Sep. 11, 2000	(8.13%)	0.73%	6.05%	4.73%
Return Before Taxes Class C	Sep. 24, 1996	(4.20%)	1.13%	5.88%	7.92%
Return After Taxes on Distributions Class A	Sep. 09, 1996	(7.21%)	0.56%	5.69%	7.22%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Sep. 09, 1996	(4.58%)	0.71%	5.23%	6.77%
Calamos Funds (Class A, B and C) MSCI World Index		(5.02%)	(1.82%)	4.15%	5.15%

Calamos Convertible Fund
Calamos Convertible Fund
Investment Objective
Calamos Convertible Fund’s primary objective is current income, with growth as its secondary objective.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Convertible Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Convertible Fund	Class A	Class B	Class C
Management Fees	0.67%	0.67%	0.67%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.15%	0.15%	0.15%
Total Annual Operating Expenses	1.07%	1.82%	1.82%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Convertible Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		579	685	285
3 Years		799	873	573
5 Years		1,037	1,186	986
10 Years		1,718	1,941	2,138
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		579	185	185
3 Years		799	573	573
5 Years		1,037	986	986
10 Years		1,718	1,941	2,138

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.7% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 14.06% (9.30.09) Worst Quarter: -12.20% (12.31.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos Convertible Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes Class A	Jun. 21, 1985	(8.56%)	2.03%	4.76%	9.14%
Return Before Taxes Class B	Sep. 11, 2000	(9.14%)	1.92%	4.64%	4.71%
Return Before Taxes Class C	Jul. 05, 1996	(5.59%)	2.26%	4.49%	7.58%
Return After Taxes on Distributions Class A	Jun. 21, 1985	(9.96%)	0.81%	3.28%	6.99%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Jun. 21, 1985	(4.05%)	1.26%	3.48%	6.92%
Calamos Funds (Class A, B and C) Value Line Convertible Index		(0.47%)	5.31%	6.94%	8.14%

Calamos Total Return Bond Fund
Calamos Total Return Bond Fund
Investment Objective
Calamos Total Return Bond Fund’s investment objective is to seek total return, consistent with preservation of capital and prudent investment management.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Total Return Bond Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Total Return Bond Fund		Class A	Class B	Class C
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service Fees (12b-1)		0.25%	1.00%	1.00%
Other Expenses		0.17%	0.17%	0.17%
Total Annual Operating Expenses		0.97%	1.72%	1.72%
Expense Reimbursement	[1]	(0.07%)	(0.07%)	(0.07%)
Total Annual Operating Expenses After Reimbursement		0.90%	1.65%	1.65%
[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through June 30, 2013 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 0.90%, 1.65% and 1.65% of average net assets, respectively.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Total Return Bond Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		463	518	268
3 Years		663	733	533
5 Years		882	1,050	925
10 Years		1,512	1,823	2,023
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		463	168	168
3 Years		663	533	533
5 Years		882	925	925
10 Years		1,512	1,823	2,023

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41.5% of the average value of its portfolio.
Principal Investment Strategies

The Fund seeks total return through income earned on the Fund’s investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

The Fund’s dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument’s value to changes in interest rate) normally varies within a range of three to six years based on the interest rate forecast of the Fund’s investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as “junk bonds.” Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities.

The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.
  Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.
  Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.
  U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 5.88% (12.31.08) Worst Quarter: -2.14% (6.30.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-year period ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos Total Return Bond Fund	INCEPTION DATE OF CLASS	ONE YEAR	SINCE INCEPTION
Return Before Taxes Class A	Jun. 27, 2007	(0.53%)	5.61%
Return Before Taxes Class B	Jun. 27, 2007	(0.87%)	5.49%
Return Before Taxes Class C	Jun. 27, 2007	1.62%	5.70%
Return After Taxes on Distributions Class A	Jun. 27, 2007	(1.64%)	4.06%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Jun. 27, 2007	(0.28%)	3.90%
Barclays Capital U.S. Aggregate Bond Index		7.84%	7.05%

Calamos High Yield Fund
Calamos High Yield Fund
Investment Objective
Calamos High Yield Fund’s primary objective is the highest level of current income obtainable with reasonable risk.
Its secondary objective is capital gain, where consistent with the Fund’s primary objective.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos High Yield Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos High Yield Fund	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.22%	0.22%	0.22%
Total Annual Operating Expenses	1.22%	1.97%	1.97%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos High Yield Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		593	700	300
3 Years		844	918	618
5 Years		1,113	1,262	1,062
10 Years		1,882	2,101	2,295
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		593	200	200
3 Years		844	618	618
5 Years		1,113	1,062	1,062
10 Years		1,882	2,101	2,295

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72.6% of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of high yield fixed-income securities (often referred to as “junk bonds”) issued by both U.S. and foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in high yield fixed-income securities.

The high yield fixed-income securities in which the Fund intends to invest have lower credit ratings than investment grade securities (those rated BBB or higher by S&P, or Baa or higher by Moody’s). However, junk bonds typically offer a significantly higher yield, as well as greater risks, than investment grade securities. S&P’s and Moody’s ratings are used only as preliminary indicators of investment quality. The Fund also uses its own credit research and analysis. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, sector, country and currency industry and focusing on macro-level investment themes.

The Fund may invest in both convertible and non-convertible high yield bonds, and each shall be considered high yield fixed-income securities for purposes of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings) in junk bonds. Convertible debt securities are exchangeable for equity securities of the issuer at a predetermined price, and typically offer greater appreciation potential than non-convertible debt securities.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Foreign Securities Risk — There are special risks associated with investing in foreign securities that are not typically associated with investing in U.S. companies. These risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country. Other risks of investing in foreign securities include: less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity in foreign markets than in U.S. markets.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 16.72% (6.30.09) Worst Quarter: -17.47% (12.31.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. Return “After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. Return “After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos High Yield Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes Class A	Aug. 02, 1999	(0.87%)	3.99%	6.65%	6.22%
Return Before Taxes Class B	Dec. 21, 2000	(1.53%)	3.90%	6.54%	7.13%
Return Before Taxes Class C	Dec. 21, 2000	2.29%	4.21%	6.36%	6.91%
Return After Taxes on Distributions Class A	Aug. 02, 1999	(3.14%)	1.67%	4.27%	3.82%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Aug. 02, 1999	(0.25%)	2.10%	4.35%	3.91%
Calamos Funds (Class A, B and C) Credit Suisse High Yield Index		5.47%	7.12%	9.07%	7.30%

Calamos Market Neutral Income Fund
Calamos Market Neutral Income Fund
Investment Objective
Calamos Market Neutral Income Fund’s investment objective is high current income consistent with stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 79 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 50 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Calamos Market Neutral Income Fund	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Calamos Market Neutral Income Fund	Class A	Class B	Class C
Management Fees	0.68%	0.68%	0.68%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.21%	0.21%	0.21%
Dividend expense on short positions	0.08%	0.08%	0.08%
Total Annual Operating Expenses	1.22%	1.97%	1.97%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Calamos Market Neutral Income Fund	Calamos Funds (Class A, B and C)	Class A USD ($)	Class B USD ($)	Class C USD ($)
Expense Example by, Year, Caption [Text]	REDEMPTION
1 Year		593	700	300
3 Years		844	918	618
5 Years		1,113	1,262	1,062
10 Years		1,882	2,101	2,295
Expense Example, No Redemption, By Year, Caption [Text]	NO REDEMPTION
1 Year		593	200	200
3 Years		844	618	618
5 Years		1,113	1,062	1,062
10 Years		1,882	2,101	2,295

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.5% of the average value of its portfolio.
Principal Investment Strategies

The Fund’s investment strategy can be characterized as “market neutral” because it seeks to achieve maximum current income while maintaining a low correlation to the fluctuations of the U.S. equity market as a whole. The Fund invests mainly in convertible securities of U.S. companies without regard to market capitalization and employs short selling to enhance income and hedge against market risk. The convertible securities in which the Fund invests may be either debt securities or preferred stocks that can be exchanged for common stock. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may seek to generate income from option premiums by writing (selling) options. The Fund may write call options (i) on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio and (ii) on broad-based securities indexes (such as the S&P 500 or MSCI EAFE) or certain ETFs (exchange traded funds) that trade like common stocks but seek to replicate such market indexes.

In addition, to seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes (such as the S&P 500), or certain ETFs that trade like common stocks but seek to replicate such market indexes.

The Fund may invest without limit in high yield fixed-income securities rated BB/Ba or lower or determined by the Fund’s investment adviser to be of comparable quality (often referred to as “junk bonds”). In addition, the Fund may engage in active and frequent trading of portfolio securities. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Convertible Hedging Risk — If the market price of the underlying common stock increases above the conversion price on a convertible security, the price of the convertible security will increase. The Fund’s increased liability on any outstanding short position would, in whole or in part, reduce this gain.
  Covered Call Writing Risk — As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security, covering the call option above the sum of the premium and the exercise price of the call.
  Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.
  Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter: 7.97% (6.30.09) Worst Quarter: -6.67% (12.31.08)
Average Annual Total Returns as of 12.31.11

The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2011 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. Return “After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. Return “After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12.31.11
Average Annual Total Returns Calamos Market Neutral Income Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEARS	TEN YEARS	SINCE INCEPTION
Return Before Taxes Class A	Sep. 04, 1990	(2.38%)	1.38%	3.36%	6.74%
Return Before Taxes Class B	Sep. 11, 2000	(3.31%)	1.23%	3.24%	3.87%
Return Before Taxes Class C	Feb. 16, 2000	0.74%	1.60%	3.08%	3.90%
Return After Taxes on Distributions Class A	Sep. 04, 1990	(2.70%)	0.61%	1.79%	4.73%
Return After Taxes on Distributions and Sale of Fund Shares Class A	Sep. 04, 1990	(1.35%)	0.86%	2.00%	4.68%
Calamos Funds (Class A, B and C) Barclays Capital U.S. Government/Credit Bond Index		8.74%	6.55%	5.85%	7.18%
Calamos Funds (Class A, B and C) Citigroup 30-Day Treasury Bill Index		0.05%	1.22%	1.76%	3.20%

The Citigroup 30 Day T-Bill Index is generally considered representative of the performance of short-term money market investments. The Citigroup 30 Day T-Bill Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.